Leases	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Leases
Note 10 - Leases
Polestar Group as Lessee
As a lessee, Polestar Group primarily leases buildings and manufacturing production equipment. The Group also has short-term and low value leases related to the leasing of temporary spaces and small IT equipment, respectively. The lease term for land and buildings is generally
2-15
years, with the exception of one long term land lease with a term of 50 years. The lease term for machinery and equipment is generally
2-6
years.

The following table depicts the changes in the Group’s
right-of-use
assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2021	33,965	48,946	82,911
Additions	12,345	31	12,376
Effect of foreign currency exchange rate differences	(1,197)	1,122	(75)

Balance as of December 31, 2021	45,113	50,099	95,212

Additions	53,870	—	53,870
Reclassification to Assets held for sale	(4,975)	—	(4,975)
Effect of foreign currency exchange rate differences	(4,399)	(4,683)	(9,082)

Balance as of December 31, 2022	89,609	45,416	135,025

Accumulated depreciation
Balance as of January 1, 2021	(4,196)	(6,838)	(11,034)
Depreciation expense	(6,180)	(8,431)	(14,611)
Effect of foreign currency exchange rate differences	217	(178)	39

Balance as of December 31, 2021	(10,159)	(15,447)	(25,606)

Depreciation expense	(12,389)	(7,778)	(20,167)
Reclassification to Assets held for sale	430	—	430
Effect of foreign currency exchange rate differences	3,184	2,457	5,641

Balance as of December 31, 2022	(18,934)	(20,768)	(39,702)

Carrying amount as of December 31, 2021	34,954	34,652	69,606

Carrying amount as of December 31, 2022	70,675	24,648	95,323

Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2022	2021	2020
Income from sub-leasing right-of-use assets	1,415	—	—
Expense relating to short-term leases	(1,598)	(1,300)	(1,390)
Expense relating to lease of low value assets	(4,454)	(4,218)	(25)
Interest expense on leases	(6,201)	—	—
Effect of foreign currency exchange rate differences	—	39	584
The current and
non-current
portion of the Group´s lease liabilities are as follows:

	As of December 31,
	2022	2021
Current lease liability	21,545	10,250
Non-current lease liability	85,556	66,575

Total	107,101	76,825

Expected future lease payments to be made to satisfy the Group´s lease liabilities are as follow:

	As of December 31,
	2022	2021
Within 1 year	21,717	10,250
Between 1 and 2 years	24,484	11,715
Between 2 and 3 years	20,739	10,375
Between 3 and 4 years	17,924	8,596
Between 4 and 5 years	5,987	42,032
Later than 5 years	29,613	6,361

Total	120,464	89,329

For the years ended December 31, 2022, 2021 and 2020, total cash outflows for leases amounted to $18,905, $8,578 and $2,298, respectively.
Polestar Group as lessor
As a lessor, revenue recognized from operating leases are as follows:

	For the year ended December 31,
	2022	2021	2020
Vehicle leasing revenue	16,719	6,217	—
For the majority of the Group’s operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term. The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2021	—
Reclassification from inventories	124,764

Balance at December 31, 2021	124,764

Reclassification from inventories	41,134
Reclassification to inventories	(58,581)
Effect of foreign currency exchange rate differences	(2,317)

Balance at December 31, 2022	105,000

Accumulated depreciation & impairment
Balance as of January 1, 2021	—
Depreciation expense	(4,138)

Balance at December 31, 2021	(4,138)

Depreciation expense	(14,004)
Reclassification to inventories	4,578
Effect of foreign currency exchange rate differences	762

Balance at December 31, 2022	(12,802)

Carrying amount as of December 31, 2021	120,626

Carrying amount as of December 31, 2022	92,198